Contents of Significant Accounts - Sensitivity Analysis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ 141,345	$ 154,095
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ (149,276)	$ (163,088)
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%
Rate of future salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ (124,357)	$ (137,421)
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ 119,311	$ 131,562
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%